CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2022	$ 101	$ 26,049	$ (30)	$ 60,810	$ 86,930
Balance (in shares) at Dec. 31, 2022	12,938,128
Net loss for the year				(66)	(66)
Balance at Dec. 31, 2023	$ 101	26,049	(30)	60,744	86,864
Balance (in shares) at Dec. 31, 2023	12,938,128
Net loss for the year				(7,910)	(7,910)
Dividend paid				(35,321)	(35,321)
Balance at Dec. 31, 2024	$ 101	26,049	(30)	17,513	43,633
Balance (in shares) at Dec. 31, 2024	12,938,128
Net loss for the year				(1,939)	(1,939)
Balance at Dec. 31, 2025	$ 101	$ 26,049	$ (30)	$ 15,574	$ 41,694
Balance (in shares) at Dec. 31, 2025	12,938,128